TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current liabilities:
Current tax liabilities	R$ 578,154	R$ 804,485
Noncurrent liabilities:
Non-current tax liabilities	248,236	260,612
PIS/COFINS
Current liabilities:
Current tax liabilities	362,184	372,631
PASEP and COFINS
Noncurrent liabilities:
Non-current tax liabilities	14,041	13,936
IR /CS installments
Noncurrent liabilities:
Non-current tax liabilities	93,041	101,016
IRRF/ CSRF
Current liabilities:
Current tax liabilities	88,612	265,956
ICMS
Current liabilities:
Current tax liabilities	20,570	22,843
INSS/FGTS
Current liabilities:
Current tax liabilities	52,200	82,170
PAES / REFIS
Current liabilities:
Current tax liabilities	23,612	23,362
Noncurrent liabilities:
Non-current tax liabilities	141,154	145,448
ISS
Current liabilities:
Current tax liabilities	12,496	14,168
Other
Current liabilities:
Current tax liabilities	R$ 18,480	23,355
Noncurrent liabilities:
Non-current tax liabilities		R$ 212